Organization and Summary of Significant Accounting Policies (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Lease right-of-use assets
Total assets	334,317	1,797,156
Lease Liability-current
Total Liabilities and equity	$ 334,317	1,797,156
As Reported December 31, 2018 [Member]
Other Current Assets		1,767,080
Operating Lease right-of-use assets
Total assets		1,797,156
Other current liabilities		3,314,102
Lease Liability-current
Long-term Liabilities
Total Liabilities and equity		1,797,156
Adoption of ASC 842 Increase (Decrease) [Member]
Operating Lease right-of-use assets		2,491
Total assets		2,491
Lease Liability-current		2,491
Long-term Liabilities
Total Liabilities and equity		2,491
Revised Balance January 1, 2019 [Member]
Other Current Assets		1,767,080
Operating Lease right-of-use assets		2,491
Total assets		1,799,647
Other current liabilities		3,314,102
Lease Liability-current		2,491
Long-term Liabilities
Total Liabilities and equity		$ 1,799,647